Income Taxes - Significant Components of Deferred Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred federal and state:
Total deferred federal and state	$ 47,564	$ 46,235	$ 52,144
Deferred ITC, net	(52)	(52)	(246)
Total deferred income tax expense	47,512	46,183	51,898
Property-related items
Deferred federal and state:
Total deferred federal and state	35,072	50,504	60,449
Purchased gas cost adjustments
Deferred federal and state:
Total deferred federal and state	73,613	(5,726)	3,834
Employee benefits
Deferred federal and state:
Total deferred federal and state	(1,484)	459	7,680
Regulatory adjustments
Deferred federal and state:
Total deferred federal and state	(10,101)	(9,885)	(11,962)
Deferred payroll taxes
Deferred federal and state:
Total deferred federal and state	(6,344)	(9,055)	0
Deferred revenue
Deferred federal and state:
Total deferred federal and state	6,021	588	822
Net operating loss
Deferred federal and state:
Total deferred federal and state	(65,509)	3,349	5,658
Alternative minimum tax
Deferred federal and state:
Total deferred federal and state	0	4,409	441
All other deferred
Deferred federal and state:
Total deferred federal and state	16,296	11,592	(14,778)
Southwest Gas Corporation
Deferred federal and state:
Total deferred federal and state	39,589	40,664	30,860
Deferred ITC, net	(52)	(52)	(246)
Total deferred income tax expense	39,537	40,612	30,614
Southwest Gas Corporation | Property-related items
Deferred federal and state:
Total deferred federal and state	23,077	36,029	34,398
Southwest Gas Corporation | Purchased gas cost adjustments
Deferred federal and state:
Total deferred federal and state	73,613	(5,726)	3,834
Southwest Gas Corporation | Employee benefits
Deferred federal and state:
Total deferred federal and state	5,508	11,437	6,493
Southwest Gas Corporation | Regulatory adjustments
Deferred federal and state:
Total deferred federal and state	(10,101)	(9,885)	(11,962)
Southwest Gas Corporation | Deferred payroll taxes
Deferred federal and state:
Total deferred federal and state	(892)	(1,810)	0
Southwest Gas Corporation | Net operating loss
Deferred federal and state:
Total deferred federal and state	(59,119)	0	0
Southwest Gas Corporation | Alternative minimum tax
Deferred federal and state:
Total deferred federal and state	0	4,409	441
Southwest Gas Corporation | All other deferred
Deferred federal and state:
Total deferred federal and state	$ 7,503	$ 6,210	$ (2,344)